                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21978

                        Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Flexible Opportunities Fund

 Schedule of Investments 1/31/17 (unaudited)

 Shares

 PREFERRED STOCKS - 0.5%

 Value

 Automobiles & Components - 0.5%

 Auto Parts & Equipment - 0.5%

 201,327

 Schaeffler AG

 $

 3,254,221

 Total Automobiles & Components

 $

 3,254,221

 Real Estate - 0.0%+

 Retail REIT - 0.0%+

 204

 Wheeler Real Estate Investment Trust, Inc., 9.0%

 $

 171,360

 Total Real Estate

 $

 171,360

 TOTAL PREFERRED STOCKS

 (Cost $3,400,587)

 $

 3,425,581

 COMMON STOCKS - 66.4%

 Energy - 2.0%

 Integrated Oil & Gas - 1.4%

 269,929

 Eni S.p.A.

 $

 4,141,587

 172,844

 Royal Dutch Shell Plc

 4,673,173

 $

 8,814,760

 Oil & Gas Exploration & Production - 0.6%

 37,091

 EOG Resources, Inc.

 $

 3,767,704

 Total Energy

 $

 12,582,464

 Materials - 1.0%

 Diversified Chemicals - 0.3%

 24,387

 EI du Pont de Nemours & Co.

 $

 1,841,218

 Paper Packaging - 0.5%

 70,044

 Sealed Air Corp.

 $

 3,397,134

 Gold - 0.2%

 96,912

 Cia de Minas Buenaventura SAA (A.D.R.)

 $

 1,336,416

 Total Materials

 $

 6,574,768

 Capital Goods - 12.1%

 Aerospace & Defense - 6.2%

 27,184

 Huntington Ingalls Industries, Inc.

 $

 5,272,609

 27,976

 L3 Technologies, Inc.

 4,439,511

 236,406

 Leonardo S.p.A.

 3,042,692

 22,463

 Northrop Grumman Corp.

 5,145,824

 34,506

 Raytheon Co.

 4,974,385

 87,411

 Spirit AeroSystems Holdings, Inc. *

 5,249,031

 78,937

 Thales SA

 7,396,452

 22,436

 The Boeing Co.

 3,666,491

 $

 39,186,995

 Building Products - 0.3%

 39,547

 Tarkett SA

 $

 1,535,950

 Construction & Engineering - 3.2%

 2,654,000

 China Railway Construction Corp., Ltd.

 $

 3,701,148

 3,870,000

 China Railway Group, Ltd.

 3,416,723

 3,088,000

 China State Construction International Holdings, Ltd.

 5,046,669

 47,132

 Granite Construction, Inc.

 2,645,519

 79,977

 Vinci SA

 5,604,450

 $

 20,414,509

 Electrical Components & Equipment - 0.5%

 43,631

 Schneider Electric SE

 $

 3,119,662

 Industrial Conglomerates - 1.0%

 84,590

 Rheinmetall AG

 $

 6,470,246

 Construction & Farm Machinery & Heavy Trucks - 0.6%

 50,945

 The Toro Co.

 $

 3,002,189

 1,200,600

 Yangzijiang Shipbuilding Holdings, Ltd.

 686,179

 $

 3,688,368

 Industrial Machinery - 0.3%

 43,192

 Norma Group SE

 $

 1,921,659

 Total Capital Goods

 $

 76,337,389

 Commercial Services & Supplies - 0.9%

 Diversified Support Services - 0.6%

 169,578

 Elior Group

 $

 3,790,208

 Research & Consulting Services - 0.3%

 17,722

 Teleperformance

 $

 1,896,502

 Total Commercial Services & Supplies

 $

 5,686,710

 Automobiles & Components - 1.8%

 Auto Parts & Equipment - 1.2%

 85,904

 CIE Automotive SA

 $

 1,595,847

 20,429

 Continental AG

 3,985,919

 1,928,000

 Xinyi Glass Holdings, Ltd.

 1,741,940

 $

 7,323,706

 Automobile Manufacturers - 0.6%

 302,092

 Ford Motor Co.

 $

 3,733,857

 Total Automobiles & Components

 $

 11,057,563

 Consumer Durables & Apparel - 3.3%

 Home Furnishings - 1.2%

 2,115

 Forbo Holding AG

 $

 2,912,817

 21,939

 Mohawk Industries, Inc. *

 4,735,314

 $

 7,648,131

 Apparel, Accessories & Luxury Goods - 2.1%

 35,729

 Luxottica Group S.p.A.

 $

 1,916,960

 194,849

 Moncler S.p.A. *

 3,744,910

 57,999

 Pandora A/S

 7,593,984

 $

 13,255,854

 Total Consumer Durables & Apparel

 $

 20,903,985

 Consumer Services - 4.7%

 Casinos & Gaming - 0.5%

 59,484

 Las Vegas Sands Corp.

 $

 3,127,669

 Hotels, Resorts & Cruise Lines - 3.9%

 453,648

 Aitken Spence Hotel Holdings Plc

 $

 125,092

 250,316

 Hilton Grand Vacations, Inc.

 7,341,768

 55,359

 Hilton Worldwide Holdings, Inc.

 3,187,571

 75,969

 Marriott International, Inc.

 6,426,977

 238,442

 Melia Hotels International SA

 3,058,598

 1,040,642

 NH Hotel Group SA *

 4,595,660

 $

 24,735,666

 Education Services - 0.3%

 37,231

 New Oriental Education & Technology Group, Inc. (A.D.R.)

 $

 1,770,334

 Total Consumer Services

 $

 29,633,669

 Media - 1.4%

 Advertising - 0.3%

 27,299

 Publicis Groupe SA

 $

 1,873,501

 Broadcasting - 0.5%

 279,663

 Atresmedia Corp de Medios de Comunicacion SA

 $

 3,173,664

 Publishing - 0.6%

 74,759

 Lagardere SCA

 $

 1,873,535

 343,614

 Promotora de Informaciones SA

 1,947,469

 $

 3,821,004

 Total Media

 $

 8,868,169

 Retailing - 1.0%

 Internet Retail - 1.0%

 7,427

 Amazon.com, Inc. *

 $

 6,115,986

 Total Retailing

 $

 6,115,986

 Food & Staples Retailing - 0.8%

 Food Retail - 0.8%

 141,545

 X5 Retail Group NV (G.D.R.) *

 $

 4,748,835

 Total Food & Staples Retailing

 $

 4,748,835

 Health Care Equipment & Services - 8.4%

 Health Care Equipment - 5.8%

 3,898

 BioMerieux

 $

 615,757

 304,060

 Boston Scientific Corp. *

 7,315,684

 29,097

 CR Bard, Inc.

 6,905,591

 185,365

 Hologic, Inc. *

 7,512,843

 2,863

 Intuitive Surgical, Inc. *

 1,983,171

 77,779

 NuVasive, Inc. *

 5,504,420

 53,887

 Stryker Corp.

 6,656,661

 $

 36,494,127

 Health Care Services - 0.6%

 26,259

 Laboratory Corp of America Holdings *

 $

 3,524,220

 Health Care Facilities - 0.4%

 32,412

 Orpea

 $

 2,638,763

 Managed Health Care - 1.6%

 42,385

 Aetna, Inc.

 $

 5,027,285

 32,182

 UnitedHealth Group, Inc.

 5,216,702

 $

 10,243,987

 Total Health Care Equipment & Services

 $

 52,901,097

 Pharmaceuticals, Biotechnology & Life Sciences - 2.6%

 Biotechnology - 0.2%

 1,554,500

 3SBio, Inc.

 $

 1,520,690

 Pharmaceuticals - 1.0%

 1,789,000

 Shanghai Fosun Pharmaceutical Group Co, Ltd.

 $

 5,971,980

 Life Sciences Tools & Services - 1.4%

 39,363

 Agilent Technologies, Inc.

 $

 1,927,606

 131,927

 INC Research Holdings, Inc.

 6,992,131

 $

 8,919,737

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 16,412,407

 Banks - 4.2%

 Diversified Banks - 4.2%

 1,585,327

 Alpha Bank AE

 $

 2,807,281

 102,935

 BNP Paribas SA

 6,577,505

 1,016,000

 China Merchants Bank Co, Ltd.

 2,566,599

 254,529

 Hatton National Bank Plc

 379,849

 239,482

 HDFC Bank, Ltd.

 5,123,599

 657,942

 Intesa Sanpaolo S.p.A.

 1,541,596

 18,557

 JPMorgan Chase & Co.

 1,570,479

 353,500

 Kasikornbank PCL

 1,897,885

 2,398,900

 Krung Thai Bank PCL

 1,298,180

 15,210,308

 Piraeus Bank SA

 2,906,929

 $

 26,669,902

 Total Banks

 $

 26,669,902

 Diversified Financials - 1.9%

 Consumer Finance - 0.6%

 49,770

 Discover Financial Services, Inc.

 $

 3,448,066

 8,715

 Synchrony Financial

 312,171

 $

 3,760,237

 Asset Management & Custody Banks - 1.3%

 69,614

 Banca Generali S.p.A.

 $

 1,773,159

 89,228

 KKR & Co LP

 1,548,998

 45,590

 State Street Corp.

 3,473,958

 51,870

 The Blackstone Group LP

 1,588,778

 $

 8,384,893

 Total Diversified Financials

 $

 12,145,130

 Insurance - 4.5%

 Life & Health Insurance - 1.3%

 1,238,000

 Ping An Insurance Group Co. of China, Ltd.

 $

 6,398,428

 5,355

 Swiss Life Holding AG

 1,619,577

 $

 8,018,005

 Multi-line Insurance - 1.9%

 39,989

 Allianz SE *

 $

 6,770,329

 308,265

 Assicurazioni Generali S.p.A.

 4,906,196

 $

 11,676,525

 Property & Casualty Insurance - 1.3%

 35,894

 Chubb, Ltd.

 $

 4,719,702

 42,944

 The Progressive Corp.

 1,607,823

 18,647

 The Travelers Companies, Inc.

 2,196,244

 $

 8,523,769

 Total Insurance

 $

 28,218,299

 Real Estate - 5.6%

 Diversified REIT - 1.3%

 4,486,800

 Mapletree Greater China Commercial Trust

 $

 3,042,168

 452,749

 Merlin Properties Socimi SA

 5,062,101

 $

 8,104,269

 Hotel & Resort REIT - 1.2%

 129,210

 DiamondRock Hospitality Co.

 $

 1,456,197

 81,157

 Host Hotels & Resorts, Inc.

 1,466,507

 49,215

 LaSalle Hotel Properties

 1,484,817

 50,017

 Pebblebrook Hotel Trust

 1,496,008

 23,881

 Ryman Hospitality Properties, Inc.

 1,461,040

 $

 7,364,569

 Health Care REIT - 0.1%

 605,800

 First Real Estate Investment Trust

 $

 546,231

 Real Estate Operating Companies - 2.6%

 245,631

 Aroundtown Property Holdings Plc

 $

 1,071,489

 1,786,200

 Ascendas India Trust

 1,331,566

 179,768

 Deutsche Wohnen AG

 5,850,309

 21,309

 LEG Immobilien AG

 1,671,790

 205,900

 Vonovia SE *

 6,729,642

 $

 16,654,796

 Real Estate Development - 0.4%

 53,380

 Nexity SA

 $

 2,620,180

 Total Real Estate

 $

 35,290,045

 Software & Services - 6.2%

 Internet Software & Services - 3.7%

 65,460

 Alibaba Group Holding, Ltd. (A.D.R.)

 $

 6,631,753

 6,106

 Alphabet, Inc. (Class A)

 5,008,080

 10,349

 MercadoLibre, Inc.

 1,918,601

 134,889

 Momo, Inc. (A.D.R.)

 3,066,027

 202,300

 Tencent Holdings, Ltd.

 5,329,482

 28,400

 Weibo Corp. (A.D.R.)

 1,369,448

 $

 23,323,391

 Data Processing & Outsourced Services - 1.4%

 54,741

 Mastercard, Inc.

 $

 5,820,611

 38,833

 Visa, Inc.

 3,211,877

 $

 9,032,488

 Systems Software - 1.1%

 104,100

 Microsoft Corp.

 $

 6,730,065

 Total Software & Services

 $

 39,085,944

 Technology Hardware & Equipment - 1.0%

 Communications Equipment - 1.0%

 61,738

 Harris Corp.

 $

 6,341,110

 Total Technology Hardware & Equipment

 $

 6,341,110

 Semiconductors & Semiconductor Equipment - 3.0%

 Semiconductor Equipment - 1.8%

 63,636

 KLA-Tencor Corp.

 $

 5,416,060

 54,415

 Lam Research Corp. *

 6,250,107

 $

 11,666,167

 Semiconductors - 1.2%

 36,755

 Broadcom, Ltd.

 $

 7,332,622

 Total Semiconductors & Semiconductor Equipment

 $

 18,998,789

 TOTAL COMMON STOCKS

 (Cost $394,569,296)

 $

 418,572,261

 Principal Amount ($)

 Floating

 Rate (b)

 COLLATERALIZED MORTGAGE OBLIGATION - 0.3%

 Banks - 0.3%

 Thrifts & Mortgage Finance - 0.3%

 2,163,983

 5.57

 Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49

 $

 2,159,219

 TOTAL COLLATERALIZED MORTGAGE OBLIGATION

 (Cost $2,135,101)

 $

 2,159,219

 CORPORATE BONDS - 4.2%

 Energy - 0.4%

 Integrated Oil & Gas - 0.4%

 2,047,000

 YPF SA, 8.5%, 3/23/21 (144A)

 $

 2,218,436

 Total Energy

 $

 2,218,436

 Materials - 1.1%

 Commodity Chemicals - 0.3%

 1,800,000

 Braskem Finance, Ltd., 6.45%, 2/3/24

 $

 1,926,540

 Paper Packaging - 0.5%

 3,000,000

 Sealed Air Corp., 5.125%, 12/1/24 (144A)

 $

 3,108,750

 Diversified Metals & Mining - 0.3%

 2,000,000

 GTL Trade Finance, Inc., 5.893%, 4/29/24 (144A)

 $

 2,025,000

 Total Materials

 $

 7,060,290

 Food, Beverage & Tobacco - 0.5%

 Packaged Foods & Meats - 0.5%

 1,500,000

 Smithfield Foods, Inc., 5.875%, 8/1/21 (144A)

 $

 1,565,865

 1,500,000

 Smithfield Foods, Inc., 6.625%, 8/15/22

 1,591,875

 $

 3,157,740

 Total Food, Beverage & Tobacco

 $

 3,157,740

 Banks - 1.7%

 Diversified Banks - 1.7%

 977,000

 Banco do Brasil SA, 3.875%, 10/10/22

 $

 929,811

 2,000,000

 Banco do Brasil SA, 3.875%, 10/10/22

 1,903,400

 3,500,000

 7.70

 Intesa Sanpaolo S.p.A., Floating Rate Note, 12/29/49 (Perpetual) (144A)

 3,193,750

 2,200,000

 Sberbank of Russia Via SB Capital SA, 6.125%, 2/7/22 (144A)

 2,392,940

 2,200,000

 5.50

 Sberbank of Russia Via SB Capital SA, Floating Rate Note, 2/26/24 (144A)

 2,244,000

 $

 10,663,901

 Total Banks

 $

 10,663,901

 Diversified Financials - 0.5%

 Consumer Finance - 0.5%

 3,000,000

 FirstCash, Inc., 6.75%, 4/1/21

 $

 3,142,500

 Total Diversified Financials

 $

 3,142,500

 TOTAL CORPORATE BONDS

 (Cost $25,332,899)

 $

 26,242,867

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.0%

 6,134,171

 U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46

 $

 6,246,353

 18,492,763

 U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46

 18,830,958

 $

 25,077,311

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $25,145,837)

 $

 25,077,311

 FOREIGN GOVERNMENT BONDS - 6.6%

 EUR

 18,844,814

 Hellenic Republic Government Bond, 3.0%, 2/24/27 (Step)

 $

 14,763,061

 NZD

 7,768,000

 New Zealand Government Bond, 4.5%, 4/15/27

 6,248,010

 RUB

 387,536,000

 Russian Federal Bond - OFZ, 8.15%, 2/3/27

 6,503,747

 13,600,000

 Russian Foreign Bond - Eurobond, 3.5%, 1/16/19 (144A)

 13,892,400

 $

 41,407,218

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $41,574,221)

 $

 41,407,218

 SENIOR FLOATING RATE LOAN INTEREST - 0.0%+**

 Technology Hardware & Equipment - 0.0%+

 Communications Equipment - 0.0%+

 38,889

 3.34

 CommScope, Inc., Tranche 4 Term Loan, 1/14/18

 $

 39,070

 TOTAL SENIOR FLOATING RATE LOAN INTEREST

 (Cost $38,889)

 $

 39,070

 Shares

 MUTUAL FUNDS - 9.8%

 Energy - 0.9%

 Oil & Gas Exploration & Production - 0.9%

 32,883

 Guggenheim S&P Global Water Index ETF

 $

 972,679

 132,219

 PowerShares Buyback Achievers Portfolio

 6,714,081

 62,296

 PowerShares International BuyBack Achievers Portfolio

 1,883,208

 660,727

 ProShares S&P 500 Dividend Aristocrats ETF

 35,864,261

 62,300

 Blackrock Munivest Fund, Inc.

 625,492

 44,100

 Blackrock Muniyield Fund, Inc.

 638,568

 177,729

 SPDR S&P Euro Dividend Aristocrats UCITS ETF

 4,074,098

 210,227

 SPDR S&P UK Dividend Aristocrats UCITS ETF

 3,242,897

 118,579

 SPDR S&P US Dividend Aristocrats UCITS ETF

 5,483,093

 43,847

 SPDR S&P US Dividend Aristocrats UCITS ETF

 2,030,489

 101,426

 VanEck Vectors Vietnam ETF

 1,375,337

 $

 62,904,203

 TOTAL MUTUAL FUNDS

 (Cost $61,614,176)

 $

 62,904,203

 CALL OPTIONS PURCHASED - 0.6%

 Number of Contracts

 Description

 Counterparty

 Strike

 Price

 Expiration

 Date

 JPY

 700

 NIKKEI 225 Index

 Citibank NA

       19,500.000

 3/10/17

 1,396,215

 HKD

 5,182,000

 MaxiTRANS, Ltd.

 Citibank NA

             62.309

 4/27/17

 1,297,366

 HKD

 4,480,000

 MaxiTRANS, Ltd.

 Citibank NA

             61.941

 4/27/17

 1,247,058

 2,290

 NIFTY 50 Index

 Citibank NA

        9,254.115

 3/30/17

 28,878

 2,240

 NIFTY 50 Index

 Citibank NA

        9,266.483

 3/30/17

 26,538

 $

 3,996,055

 TOTAL CALL OPTIONS PURCHASED

 (Cost $7,114,221)

 $

 3,996,055

 PUT OPTIONS PURCHASED - 0.4%

 Number of Contracts

 Description

 Counterparty

 Strike

 Price

 Expiration Date

 10,000

 SPDR Series Trust

 Citibank NA

             41.000

 6/16/17

 $

 1,475,000

 520

 100 Shares Iron Ore 62 APO

 Citibank NA

             69.000

 3/31/17

 280,800

 350

 100 Shares Iron Ore 62 APO

 Citibank NA

             71.000

 3/31/17

 246,750

 1,000

 EURO FX Currency Option

 Citibank NA

              1.045

 3/3/17

 175,000

 1,000

 EURO FX Currency Option

 Citibank NA

              0.955

 3/3/17

 6,250

 $

 2,183,800

 TOTAL CALL OPTIONS PURCHASED

 (Cost $6,471,771)

 $

 2,183,800

 TOTAL INVESTMENT IN SECURITIES - 92.8%

 (Cost $562,896,609) (a)

 $

 586,007,585

 PUT OPTION WRITTEN - (0.0)%+

 Number of Contracts

 Description

 Counterparty

 Strike

 Price

 Expiration Date

 (2,000)

 EURO FX Currency Option

 Citibank NA

              1.000

 3/3/17

 $

 (25,000)

 $

 (25,000)

 TOTAL PUT OPTION WRITTEN

 (Cost $(1,615,540))

 $

 (25,000)

 OTHER ASSETS & LIABILITIES - 7.2%

 $

 45,305,794

 TOTAL NET ASSETS - 100.0%

 $

 629,496,769

 *

 Non-income producing security.

 +

 Amount rounds to less than 0.1% or (0.1)%.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2017, the value of these securities amounted to $30,641,141 or 4.9% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At January 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $562,896,609 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

       40,393,437

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

     (17,282,623)

 Net unrealized appreciation

 $

       23,110,814

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 NZD

 New Zealand Dollar

 RUB

 Russian Ruble

 JPY

 Japanese Yen

 HKD

 Hong Kong Dollar

 TOTAL RETURN SWAP AGREEMENTS

 Notional

 Principal

 Counterparty

 Pay / Receive

 Obligation Entity/Index

 Coupon

 Expiration

 Date

 Net Unrealized

 Appreciation

 (Depreciation)

                155,416

 Citibank NA

 Pay

 HACK Purefunds ISE Cyber

 3M Libor

 6/12/17

             202,041

                155,416

 Citibank NA

 Pay

 HACK Purefunds ISE Cyber

 3M Libor + 20 bps

 6/12/17

             202,041

                  58,677

 Goldman Sachs International

 Pay

 IBOXX Household Goods Total Return Index

 3M Libor + 39 bps

 4/28/17

            (146,859)

 JPY

              3,950,000

 JP Morgan Chase Bank NA

 Pay

 S&P JPX Dividend Aristocrats Index

 3M Libor

 6/1/17

             207,996

 JPY

            11,074,590

 JP Morgan Chase Bank NA

 Pay

 S&P JPX Dividend Aristocrats Index

 3M Libor + 40 bps

 6/7/17

             583,157

                    1,253

 Societe Generale SA

 Pay

 Solactive European Buyback Index

 3M Libor + 35 bps

 10/17/17

                 4,586

 EUR

                    1,172

 Societe Generale SA

 Pay

 Solactive European Buyback Index

 3M Libor + 25 bps

 6/13/17

             161,815

  $     1,214,777

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 IDR

 Indonesian Rupiah

 JPY

 Japanese Yen

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of January 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stock

$
3,254,221

$
171,360

$
-

$
3,425,581

 Common Stocks

418,572,261

-

-

418,572,261

 Collateralized Mortgage Obligations

-

2,159,219

-

2,159,219

 Corporate Bonds

-

26,242,867

-

26,242,867

 U.S. Government And Agency Obligations

-

25,077,311

-

25,077,311

 Foreign Government Bonds

-

41,407,218

-

41,407,218

 Senior Floating Rate Loan Interest

-

39,070

-

39,070

 Mutual Funds

62,904,203

-

-

62,904,203

 Call Options Purchased

1,396,215

2,599,840

-

3,996,055

 Put Options Purchased

2,183,800

-

-

2,183,800

 Total

$
488,310,700

$
97,696,885

$
-

$
586,007,585

 Other Financial Instruments

 Level 1

 Level 2

 Level 3

 Total

 Put options written

$
-

$
(25,000
)

$
-

$
(25,000
)

 Unrealized appreciation on futures contracts

(873,504
)

-

-

(873,504
)

 Unrealized depreciation on futures contracts

202,559

-

-

202,559

 Unrealized appreciation on total return swap contracts

-

1,361,636

-

1,361,636

 Unrealized depreciation on total return swap contracts

-

(146,859
)

-

(146,859
)

 Total Other Financial Instruments

$
(670,945
)

$
1,189,777

$
-

$
518,832

 During the period ended January 31, 2017, there were no transfers between Levels 1, 2 and 3.

 Pioneer Floating Rate Fund

 Schedule of Investments 1/31/17 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 SENIOR FLOATING RATE LOAN INTERESTS - 80.5%**

 Energy - 1.5%

 Oil & Gas Drilling - 0.2%

 2,250,000

 7.50

 Jonah Energy LLC, Term Loan (Second Lien), 5/8/21

 $

 2,205,000

 Oil & Gas Equipment & Services - 0.1%

 1,649,000

 5.75

 FR Dixie Acquisition Corp., Term Loan, 1/23/21

 $

 1,071,850

 Integrated Oil & Gas - 0.2%

 1,480,913

 5.25

 ExGen Renewables I LLC, Term Loan, 2/5/21

 $

 1,489,707

 Oil & Gas Exploration & Production - 0.4%

 750,000

 11.38

 California Resources Corp., Term Loan (First Lien), 12/31/21

 $

 846,250

 1,000,000

 8.50

 Chesapeake Energy Corp., Class A Loan, 8/17/21

 1,095,938

 939,453

 9.75

 EP Energy LLC, Loan, 6/30/21

 975,857

 250,000

 4.54

 Meg Energy Corp., 1st Lien Term Loan B, 12/31/23

 251,381

 $

 3,169,426

 Oil & Gas Refining & Marketing - 0.2%

 926,716

 3.53

 Pilot Travel Centers LLC, 2016 Refinancing Tranche B Term Loan, 5/18/23

 $

 931,267

 870,031

 5.25

 Western Refining, Inc., Term Loan 2013, 11/12/20

 874,925

 $

 1,806,192

 Oil & Gas Storage & Transportation - 0.4%

 350,000

 3.85

 Energy Transfer Equity LP, Loan (2013), 12/2/19

 $

 350,938

 464,706

 4.14

 Energy Transfer Equity LP, Loan (2015), 12/2/19

 467,029

 2,248,365

 6.25

 Gulf Finance LLC, Tranche B Term Loan, 8/17/23

 2,279,280

 $

 3,097,247

 Total Energy

 $

 12,839,422

 Materials - 8.1%

 Commodity Chemicals - 0.4%

 1,390,228

 6.33

 Avantor Performance Materials Holdings, Inc., Initial Term Loan (First Lien), 6/17/22

 $

 1,412,820

 2,375,351

 4.50

 Tronox Pigments Holland BV, New Term Loan, 3/19/20

 2,383,178

 $

 3,795,998

 Diversified Chemicals - 0.8%

 1,733,649

 5.25

 Azelis Finance SA, Dollar Term Loan (First Lien), 12/1/22

 $

 1,752,069

 473,399

 3.78

 Chemours Company LLC, Term Loan (First Lien), 5/12/22

 473,544

 343,340

 4.00

 Orion Engineered Carbons GmbH, Initial Dollar Term Loan, 7/25/21

 345,415

 1,421,351

 5.75

 Plaskolite, Inc., Term Loan (First Lien), 11/2/22

 1,431,123

 1,975,410

 3.75

 Tata Chemicals North America, Inc., Term Loan, 8/7/20

 1,982,817

 $

 5,984,968

 Fertilizers & Agricultural Chemicals - 0.1%

 985,000

 4.28

 Methanol Holdings Trinidad, Ltd., Initial Term Loan, 6/2/22

 $

 970,816

 Specialty Chemicals - 2.0%

 889,349

 5.29

 Allnex USA Inc., Term Loan (First Lien), 6/6/23

 $

 900,837

 1,180,463

 5.29

 Allnex USA Inc., Term Loan (First Lien), 6/6/23

 1,195,711

 2,243,933

 3.50

 Axalta Coating Systems US Holdings, Inc., Term B-1 Dollar Loan, 2/1/20

 2,272,983

 769,188

 4.25

 GCP Applied Technologies, Inc., New Term Loan, 2/3/22

 778,802

 336,380

 3.78

 Huntsman International LLC, 2015 Extended Term B Dollar Loan, 4/19/19

 338,202

 170,223

 4.25

 Kloeckner Pentaplast of America, Inc., Initial German Borrower Dollar Term Loan, 4/28/20

 171,996

 398,321

 4.25

 Kloeckner Pentaplast of America, Inc., Initial U.S. Dollar Term Loan, 4/28/20

 402,471

 2,881,344

 5.00

 MacDermid, Inc., Tranche B-4 Term Loan, 10/13/23

 2,920,424

 2,832,775

 5.25

 OMNOVA Solutions, Inc., Term B-2 Loan, 8/17/23

 2,871,726

 1,098,451

 3.50

 PolyOne Corp., Term B-2 Loan, 11/12/22

 1,105,660

 1,889,212

 5.29

 PQ Corp., First Amendment Tranche B-1 Term Loan, 11/4/22

 1,914,176

 718,591

 4.50

 Royal Holdings, Inc., Initial Term Loan (First Lien), 6/12/22

 724,879

 175,000

 8.50

 Royal Holdings, Inc., Initial Term Loan (Second Lien), 6/12/23

 175,365

 870,937

 2.88

 WR Grace & Co-Conn, U.S. Term Loan, 1/23/21

 876,109

 $

 16,649,341

 Construction Materials - 0.9%

 1,600,000

 6.75

 84 Lumber Co., Initial Term Loan, 10/12/23

 $

 1,622,000

 675,762

 5.30

 American Bath Group LLC, Incremental Term Loan (First Lien), 9/30/23

 682,520

 1,226,925

 6.25

 American Bath Group LLC, Replacement Term Loan (First Lien), 9/30/23

 1,239,194

 70,392

 0.00

 American Bath Group LLC, Term Loan (First Lien), 9/30/23

 71,096

 189,819

 4.25

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 191,006

 507,076

 4.25

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 510,245

 1,675,634

 4.25

 CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 1,686,107

 929,113

 4.00

 Headwaters, Inc., Term B-1 Loan, 3/24/22

 933,526

 298,473

 4.04

 Penn Engineering & Manufacturing Corp., Incremental Tranche B Term Loan, 8/29/21

 300,152

 $

 7,235,846

 Metal & Glass Containers - 0.6%

 291,610

 4.01

 Ardagh Holdings USA, Inc., Tranche B-3 Term Loan (First Lien), 12/17/19

 $

 295,392

 1,905,411

 4.75

 BWAY Holding Co., Initial Term Loan (2016), 8/14/23

 1,923,473

 2,597,962

 4.54

 Tekni-Plex, Inc., Tranche B-1 Term Loan (First Lien), 4/15/22

 2,605,106

 $

 4,823,971

 Paper Packaging - 1.1%

 2,142,575

 3.29

 Berry Plastics Corp., Term I Loan, 10/1/22

 $

 2,161,132

 500,000

 0.00

 Berry Plastics Corp., Term J Loan, 1/13/24

 504,125

 425,342

 8.00

 Caraustar Industries, Inc., Incremental Term Loan, 6.75%, 5/1/19

 434,381

 1,585,934

 8.00

 Caraustar Industries, Inc., Term Loan, 5/1/19

 1,619,635

 622,496

 4.82

 Clondalkin Acquisition BV, Term Loan, 5/31/20

 624,052

 1,643,069

 4.50

 Coveris Holdings SA, USD Term Loan, 4/14/19

 1,653,338

 686,866

 4.25

 Multi Packaging Solutions Ltd., Term Loan (First Lien), 9/30/20

 691,446

 1,705,300

 4.25

 Multi Packaging Solutions, Inc., Initial Dollar Tranche B Term, 9/30/20

 1,713,826

 $

 9,401,935

 Diversified Metals & Mining - 1.0%

 2,759,638

 3.75

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 2,779,184

 2,543,375

 5.25

 Global Brass & Copper Inc., Term Loan (First Lien), 6/30/23

 2,575,167

 2,931,477

 4.00

 US Silica Co., Term Loan, 7/23/20

 2,929,645

 $

 8,283,996

 Steel - 0.7%

 782,060

 4.00

 Signode Industrial Group US, Inc., Tranche B Term Loan (First Lien), 3/21/21

 $

 791,103

 1,670,715

 4.50

 TMS International Corp., Term B Loan, 10/2/20

 1,683,245

 3,228,763

 6.00

 Zekelman Industries, Inc., Term Loan, 6/8/21

 3,268,115

 $

 5,742,463

 Forest Products - 0.2%

 1,620,938

 5.75

 Expera Specialty Solutions LLC, Term Loan (First Lien), 10/31/23

 $

 1,637,147

 Paper Products - 0.3%

 1,653,881

 7.75

 Appvion, Inc., Term Commitment, 6/28/19

 $

 1,611,844

 1,163,380

 4.25

 Rack Holdings, Inc., Tranche B-1 USD Term Loan, 10/1/21

 1,169,197

 $

 2,781,041

 Total Materials

 $

 67,307,522

 Capital Goods - 9.4%

 Aerospace & Defense - 2.9%

 2,462,055

 4.00

 Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19

 $

 2,338,029

 1,231,250

 5.50

 Alion Science & Technology Corp., Term Loan (First Lien), 8/13/21

 1,225,863

 2,400,000

 3.93

 B/E Aerospace, Inc., Term Loan, 11/19/21

 2,414,626

 2,812,568

 3.51

 DigitalGlobe, Inc., Term Loan, 12/22/23

 2,833,077

 2,050,000

 7.75

 DynCorp International, Inc., Term Loan B2, 7/7/20

 2,061,958

 1,300,000

 3.53

 Leidos Innovations Corp., B Term Loan, 6/9/23

 1,308,125

 1,925,687

 5.25

 Standard Aero, Ltd., Term Loan (First Lien), 6/23/22

 1,939,227

 2,374,499

 5.75

 The SI Organization, Inc., Term Loan (First Lien), 11/19/19

 2,409,003

 1,000,000

 3.96

 TransDigm, Inc., Tranche C Term Loan, 2/28/20

 999,500

 1,496,241

 4.00

 TransDigm, Inc., Tranche F Term Loan, 6/9/23

 1,493,903

 2,037,000

 5.50

 TurboCombustor Technology, Inc., Initial Term Loan, 10/18/20

 1,874,040

 326,164

 3.50

 Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21

 324,431

 2,834,324

 4.54

 WP CPP Holdings LLC, Term B-3 Loan (First Lien), 12/28/19

 2,814,249

 $

 24,036,031

 Building Products - 2.0%

 2,265,635

 3.53

 American Builders & Contractors Supply Co, Inc., Restatement Effective Date Term Loan, 10/31/23

 $

 2,285,813

 2,183,500

 4.12

 Armstrong World Industries, Inc., Term Loan B, 2/23/23

 2,182,589

 982,388

 4.00

 Atkore International, Inc., Initial Incremental Term Loan (First Lien), 12/22/23

 991,597

 418,934

 3.71

 Beacon Roofing Supply, Inc., Initial Term Loan, 9/25/22

 422,425

 774,267

 4.25

 Filtration Group, Inc., Term Loan (First Lien), 11/21/20

 780,267

 1,927,605

 4.25

 NCI Building Systems, Inc., Tranche B Term Loan, 6/24/19

 1,929,533

 2,741,176

 4.02

 Quikrete Holdings, Inc., Initial Loan (First Lien), 11/3/23

 2,778,376

 322,567

 4.96

 SiteOne Supply Holding LLC, Tranche B Term Loan, 4/29/22

 326,599

 497,476

 5.25

 SRS Distribution, Inc., Tranche B-1 Loan, 8/25/22

 504,005

 2,948,426

 3.88

 Summit Materials LLC, Restatement Effective Date Term Loan, 6/26/22

 2,980,213

 2,048,378

 4.25

 Unifrax Corp., New Term B Loan, 12/31/19

 2,047,098

 $

 17,228,515

 Construction & Engineering - 0.0%+

 83,259

 3.78

 Aecom Technology, Term Loan B, 10/15/21

 $

 83,821

 Electrical Components & Equipment - 1.0%

 2,344,125

 4.25

 Dell International LLC, Term B Loan, 6/2/23

 $

 2,366,957

 851,767

 5.25

 Pelican Products, Inc., Term Loan (First Lien), 4/8/20

 852,033

 3,079,793

 3.26

 Southwire Co., Term Loan, 1/31/21

 3,105,457

 1,651,912

 6.50

 WireCo WorldGroup, Inc., Initial Term Loan (First Lien), 7/22/23

 1,668,431

 $

 7,992,878

 Industrial Conglomerates - 1.5%

 625,000

 5.00

 AI Aqua Merger Sub, Inc. (aka Culligan International Co.), Tranche B-1 Term Loan (First Lien), 11/16/23

 $

 632,812

 3,067,313

 5.75

 Safway Group Holding LLC, Term Loan (First Lien), 8/4/23

 3,112,043

 1,002,163

 4.50

 Doosan Infracore, Tranche B Term, 5/28/21

 1,017,184

 2,029,099

 4.25

 Filtration Group, Inc., Term Loan (First Lien), 11/21/20

 2,044,824

 2,214,748

 4.25

 Gates Global LLC, Tranche B Term Loan (First Lien), 6/12/21

 2,212,673

 1,827,890

 4.50

 Milacron LLC, Term Loan, 9/28/20

 1,828,987

 1,300,000

 5.00

 Proampac PG Borrower LLC, Initial Term Loan (First Lien), 11/17/23

 1,317,875

 $

 12,166,398

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 363,278

 5.75

 Engility Corp., Term B2 Loan, 8/4/23

 $

 366,759

 1,170,188

 6.50

 Navistar, Inc., Tranche B Term Loan, 8/17/17

 1,187,009

 $

 1,553,768

 Industrial Machinery - 1.3%

 2,039,750

 7.25

 Blount International, Inc., Initial Term Loan, 4/5/23

 $

 2,065,247

 1,250,000

 4.00

 Columbus Mckinnon Corp./NY, 1st Lien Term Loan B, 1/20/24

 1,260,938

 2,304,435

 4.56

 Gardner Denver, Inc., Initial Dollar Term Loan, 7/30/20

 2,282,112

 1,720,050

 5.75

 Manitowoc Foodservice, Inc., Term B Loan, 2/5/23

 1,749,615

 2,071,625

 5.01

 NN, Inc., Tranche B Term Loan, 10/19/22

 2,089,105

 1,760,254

 5.25

 Tank Holding Corp., Initial Term Loan, 7/9/19

 1,754,094

 $

 11,201,111

 Trading Companies & Distributors - 0.5%

 1,890,500

 5.25

 Nexeo Solutions LLC, Initial Term Loan, 5/17/23

 $

 1,908,223

 607,231

 3.78

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 609,508

 2,010,410

 3.52

 Univar USA, Inc., Term B-2 Loan, 7/1/22

 2,009,572

 $

 4,527,303

 Total Capital Goods

 $

 78,789,825

 Commercial Services & Supplies - 2.9%

 Environmental & Facilities Services - 1.6%

 1,100,000

 4.00

 Casella Waste Systems, Inc., Initial Term Loan, 10/7/23

 $

 1,113,750

 1,057,350

 3.75

 GFL Environmental Inc., Term Loan (First Lien), 9/27/23

 1,061,976

 2,496,753

 3.50

 Advanced Disposal Services, Inc., Additional Term Loan, 10/28/23

 2,524,452

 1,731,250

 4.50

 Infiltrator Water Technologies LLC, Term B-1 Loan, 5/27/22

 1,737,742

 2,024,376

 3.53

 Waste Industries USA, Inc., Term B Loan, 2/27/20

 2,035,257

 1,850,400

 5.50

 Wastequip LLC, Term Loan, 8/9/19

 1,858,495

 1,936,441

 4.00

 WCA Waste Systems Inc., Term Loan (First Lien), 8/12/23

 1,944,309

 938,697

 5.00

 Wheelabrator, Term B Loan, 10/15/21

 948,182

 42,146

 5.00

 Wheelabrator, Term C Loan, 10/15/21

 42,571

 $

 13,266,734

 Office Services & Supplies - 0.2%

 1,368,134

 3.28

 West Corp., Refinanced Term B-12 Loan, 6/17/23

 $

 1,373,264

 Diversified Support Services - 0.6%

 1,075,000

 4.96

 Ads Tatical, Inc., 1st Lien Term Loan L, 12/31/22

 $

 1,064,250

 1,920,188

 4.75

 Camelot Finance LP, Initial Term Loan, 9/16/23

 1,939,149

 248,424

 4.96

 IAP Worldwide Services, Inc., Term Loan, 7/18/19

 236,003

 495,975

 7.00

 infoGroup, Inc., Term B Loan, 5/26/18

 492,875

 992,500

 4.50

 KAR Auction Services, Inc., Tranche B-3 Term Loan, 2/28/23

 1,006,141

 717,844

 6.75

 Ryan LLC, Tranche B Term Loan, 8/5/20

 714,481

 $

 5,452,899

 Security & Alarm Services - 0.3%

 2,244,482

 4.00

 Garda World Security Corp., Term B Loan, 11/1/20

 $

 2,252,899

 498,016

 4.00

 Garda World Security Corp., Term B Loan, 11/8/20

 499,884

 $

 2,752,783

 Human Resource & Employment Services - 0.2%

 1,338,391

 3.53

 On Assignment, Inc., Tranche B-1 Term Loan, 6/5/22

 $

 1,353,448

 Total Commercial Services & Supplies

 $

 24,199,128

 Transportation - 2.1%

 Air Freight & Logistics - 0.4%

 541,872

 6.50

 CEVA Group Plc, Pre-Funded L/C Loan, 3/19/21

 $

 478,879

 555,714

 6.54

 Ceva Intercompany BV, Dutch BV Term, 3/19/21

 491,113

 95,813

 6.54

 Ceva Logistics Canada, ULC, Canadian Term Loan, 3/19/21

 84,675

 766,502

 6.54

 Ceva Logistics U.S. Holdings, Inc., US Term Loan, 3/19/21

 677,397

 1,649,000

 5.25

 Syncreon Group BV, Term Loan, 9/26/20

 1,453,869

 $

 3,185,933

 Airlines - 1.4%

 3,975,000

 3.76

 Air Canada, Term Loan (First Lien), 9/23/23

 $

 4,025,681

 3,919,684

 3.28

 American Airlines, Inc., 2015 Term Loan (New), 6/27/20

 3,944,997

 880,795

 3.27

 American Airlines, Inc., Class B Term Loan, 12/15/23

 886,190

 500,000

 3.28

 American Airlines, Inc., Replacement Class B Term Loan, 4/28/23

 503,500

 592,500

 3.28

 Delta Air Lines Inc., Term Loan (First Lien), 8/24/22

 599,695

 1,684,375

 3.28

 United Airlines, Inc., Class B Term Loan, 4/1/19

 1,695,204

 $

 11,655,267

 Marine - 0.2%

 891,708

 9.75

 Commercial Barge Line Co., Initial Term Loan, 11/6/20

 $

 853,810

 923,595

 5.25

 Navios Maritime Partners LP, Term Loan, 6/27/18

 921,286

 $

 1,775,096

 Trucking - 0.0%+

 110,189

 4.00

 The Kenan Advantage Group, Inc., Initial Canadian Term Loan, 7/24/22

 $

 110,574

 362,339

 4.00

 The Kenan Advantage Group, Inc., Initial U.S. Term Loan, 7/24/22

 363,608

 $

 474,182

 Marine Ports & Services - 0.1%

 747,362

 5.25

 SeaStar Solutions, Term Loan, 1/22/21

 $

 752,033

 Total Transportation

 $

 17,842,511

 Automobiles & Components - 3.0%

 Auto Parts & Equipment - 2.2%

 2,283,303

 3.28

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 2,309,275

 1,984,848

 6.00

 BBB Industries US, Initial Term Loan,  10/15/21

 1,999,697

 2,123,280

 5.75

 Electrical Components International, Inc., Loan, 4/17/21

 2,137,878

 1,577,730

 4.75

 Federal-Mogul Corporation, Tranche C Term, 4/15/21

 1,567,869

 1,910,825

 7.60

 Horizon Global Corp., Term B Loan, 6/30/21

 1,946,653

 1,500,000

 4.96

 Innovative XCessories & Services LLC, Term Loan, 11/23/22

 1,516,875

 1,438,452

 3.75

 MPG Holdco I, Inc., Tranche B-1 Term Loan (2015), 10/20/21

 1,444,145

 1,904,461

 3.53

 TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22

 1,918,744

 2,890,279

 4.06

 Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20

 2,902,022

 807,917

 3.93

 Visteon Corp., Tranche B Loan (First Lien), 4/8/21

 811,114

 $

 18,554,272

 Tires & Rubber - 0.1%

 725,000

 3.77

 The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19

 $

 732,794

 Automobile Manufacturers - 0.7%

 2,569,763

 3.53

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 2,572,895

 1,526,286

 3.27

 Chrysler Group LLC, Tranche B Term Loan, 12/29/18

 1,530,996

 535,732

 9.75

 Inteva Products LLC, Term Loan (First Lien), 8/31/21

 538,745

 1,400,000

 5.50

 Octavius Corp. (Winnebago Industries), Tranche B Term Loan, 11/4/23

 1,421,000

 $

 6,063,636

 Total Automobiles & Components

 $

 25,350,702

 Consumer Durables & Apparel - 1.0%

 Housewares & Specialties - 0.7%

 840,000

 0.00

 Prestige Brands, Inc., Term B-3 Loan, 1/20/24

 $

 849,713

 2,345,803

 4.25

 Reynolds Group Holdings, Inc., U.S. Term Loan, 1/21/23

 2,356,309

 2,420,598

 5.50

 World Kitchen LLC, U.S. Term Loan, 3/4/19

 2,420,598

 $

 5,626,620

 Leisure Products - 0.3%

 1,750,000

 5.97

 Bass Pro Group LLC, Initial Term Loan, 11/16/23

 $

 1,704,472

 1,107,021

 4.04

 BRP US, Inc., Term B Loan, 6/30/23

 1,115,554

 $

 2,820,026

 Total Consumer Durables & Apparel

 $

 8,446,646

 Consumer Services - 7.0%

 Casinos & Gaming - 1.3%

 3,286,985

 3.75

 CityCenter Holdings LLC, Term B Loan, 10/16/20

 $

 3,328,414

 1,109,986

 4.25

 Eldorado Resorts, Inc., Initial Term Loan, 7/17/22

 1,121,419

 106,667

 4.00

 Pinnacle Entertainment Inc., Term Loan (First Lien), 3/30/23

 107,800

 5,001,582

 6.01

 Scientific Games, Initial Term B-2, 10/1/21

 5,057,404

 997,500

 3.77

 Station Casinos LLC, Term B Facility Loan, 5/25/23

 1,007,082

 $

 10,622,119

 Hotels, Resorts & Cruise Lines - 0.7%

 2,100,000

 4.00

 Four Seasons Holdings Inc., Term Loan, 6/27/20

 $

 2,127,562

 75,616

 3.50

 Hilton Worldwide Finance LLC, Series B-1 Term Loan, 9/23/20

 76,325

 1,028,091

 3.27

 Hilton Worldwide Finance LLC, Series B-2 Term Loan, 10/25/23

 1,039,898

 1,371,435

 4.50

 Sabre GLBL, Inc., Incremental Term Loan, 2/19/19

 1,380,578

 866,333

 4.00

 Sabre GLBL, Inc., Term B Loan, 2/19/19

 872,651

 $

 5,497,014

 Leisure Facilities - 0.8%

 1,505,329

 3.28

 Cedar Fair LP, U.S. Term Facility, 3/6/20

 $

 1,516,845

 2,308,218

 6.00

 L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20

 2,337,430

 1,520,287

 4.00

 Life Time Fitness, Inc., Closing Date Term Loan, 6/10/22

 1,524,407

 1,457,976

 3.25

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22

 1,473,924

 $

 6,852,606

 Restaurants - 0.9%

 1,670,211

 3.75

 Burger King BC ULC, Term B-2 Loan, 12/12/21

 $

 1,687,802

 1,393,000

 3.52

 KFC Holding Co., Term B Loan, 6/2/23

 1,413,547

 1,052,079

 4.00

 Landry's, Inc., B Term Loan, 9/22/23

 1,063,540

 1,496,708

 4.75

 NPC International, Inc., Term Loan, 12/28/18

 1,501,696

 2,350,165

 4.53

 PF Chang's China Bistro, Inc., Term Borrowing, 7/2/19

 2,320,788

 $

 7,987,373

 Education Services - 1.8%

 2,960,801

 3.52

 Bright Horizons Family Solutions, Inc., Term B Loan, 11/3/23

 $

 2,990,409

 2,863,640

 5.25

 Cengage Learning, Inc., 2016 Refinancing Term Loan, 5/27/23

 2,672,492

 1,677,240

 4.00

 Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 5/11/21

 1,560,881

 2,915,066

 8.51

 Laureate Education, Inc., Series 2021 Extended Term Loan, 3/23/21

 2,949,682

 3,383,000

 5.00

 McGraw-Hill Global Education Holdings LLC, Term B Loan (First Lien), 5/2/22

 3,254,629

 1,937,266

 4.50

 Nord Anglia Education, Initial Term Loan, 3/31/21

 1,966,325

 $

 15,394,418

 Specialized Consumer Services - 1.5%

 148,818

 5.01

 Allied Universal Holdco LLC, Amendment Delayed Draw Term Loan, 7/28/22

 $

 150,083

 749,116

 5.50

 Allied Universal Holdco LLC, Incremental Term Loan, 7/28/22

 753,797

 1,712,291

 5.00

 Creative Artists Agency LLC, Amendment No. 3 Incremental Term Loan, 12/10/21

 1,735,835

 1,279,806

 5.75

 GCA Merger Sub, Inc., Term Loan (First Lien), 2/22/23

 1,289,138

 1,728,939

 5.25

 GENEX Holdings, Inc., Term B Loan (First Lien), 5/22/21

 1,732,181

 2,173,547

 5.25

 Kindercare Education LLC, Term B-1 Loan, 8/13/22

 2,187,132

 694,802

 5.00

 Learning Care Group (U.S.) No. 2, Inc., Term Loan, 4/23/21

 702,618

 2,838,250

 4.25

 Prime Security Services Borrower LLC, 2016-2 Refinancing Term B-1 Loan (First Lien), 5/2/22

 2,874,393

 909,335

 4.19

 Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20

 810,161

 $

 12,235,338

 Total Consumer Services

 $

 58,588,868

 Media - 7.8%

 Advertising - 0.5%

 2,564,699

 6.75

 Affinion Group, Inc., Tranche B Term Loan, 4/30/18

 $

 2,561,149

 1,845,375

 6.25

 Polyconcept North America Holdings, Inc., Closing Date Term Loan (First Lien), 8/11/23

 1,868,442

 $

 4,429,591

 Broadcasting - 2.7%

 987,613

 4.25

 A-L Parent LLC (aka Learfield Communications), Initial Term Loan (First Lien), 11/18/23

 $

 997,489

 1,807,547

 7.00

 Beasley Mezzanine Holdings LLC, Initial Term Loan, 10/6/23

 1,804,534

 1,140,750

 4.50

 Catalina Holding Corp., Tranche B Term Loan (First Lien), 4/3/21

 1,002,434

 615,702

 3.03

 CBS Outdoor Americas Capital llc, Tranche B Term Loan (First Lien), 1/15/21

 618,011

 1,743,396

 4.50

 CBS Radio, Inc., Term Loan, 10/7/23

 1,761,257

 1,882,561

 4.50

 Entercom Radio LLC, Term B Loan, 11/1/23

 1,907,976

 1,500,000

 3.96

 Gray Television, Inc., Term Loan (First Lien), 6/10/21

 1,509,844

 1,599,292

 4.25

 Hubbard Radio LLC, Term Loan, 5/12/22

 1,601,291

 96,765

 3.77

 Mission Broadcasting Inc., Term Loan (First Lien), 9/26/23

 97,854

 1,053,294

 3.77

 Nexstar Broadcasting Inc., Term Loan (First Lien), 9/26/23

 1,065,144

 1,246,875

 3.27

 Nielsen Finance LLC, Class B-3 Term Loan, 9/28/23

 1,257,265

 2,451,250

 3.40

 Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20

 2,454,824

 704,230

 3.03

 Sinclair Television Group, Inc., Tranche B Term Loan, 1/31/24

 707,395

 1,084,287

 4.25

 Townsquare Media, Inc., Initial Term Loan, 3/17/22

 1,084,965

 2,253,852

 0.00

 Tribune Media Co., Term B Loan, 1/18/24

 2,274,047

 541,142

 4.43

 Tribune Media Co., Term B Loan, 12/27/20

 544,267

 721,243

 4.00

 Univision Communications, Inc., 2013 Incremental Term Loan (C-3), 3/1/20

 723,272

 994,676

 4.00

 Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 3/1/20

 998,061

 $

 22,409,930

 Cable & Satellite - 2.2%

 5,725,916

 3.02

 Charter Communications Operating LLC, Term F-1 Loan, 1/3/21

 $

 5,742,378

 1,786,500

 3.03

 Charter Communications Operating LLC, Term I-1 Loan, 1/15/24

 1,795,113

 1,913,109

 3.75

 Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19

 1,886,462

 960,623

 3.25

 MCC Iowa LLC, Tranche H Term Loan, 1/29/21

 968,422

 1,481,061

 6.75

 MediArena Acquisition BV, Dollar Term B Loan (First Lien), 8/6/21

 1,357,947

 500,000

 3.77

 Telenet Financing USD LLC, Term Loan AF Facility, 1/31/25

 505,491

 2,150,000

 3.77

 UPC Financing Partnership, Facility AN, 8/1/24

 2,160,365

 1,047,375

 4.50

 Wideopenwest Finance LLC, Term Loan (First Lien), 8/12/23

 1,056,409

 3,080,000

 3.77

 Ziggo Secured Finance Partnership, Term Loan D, 8/31/24

 3,087,700

 $

 18,560,287

 Movies & Entertainment - 1.9%

 850,000

 3.53

 AMC Entertainment Holdings, Inc., 2016 Incremental Term Loan, 12/15/23

 $

 858,854

 2,104,062

 3.52

 AMC Entertainment, Inc., Initial Term Loan, 4/30/20

 2,126,745

 2,073,750

 5.00

 CDS US Intermediate Holdings, Inc., Initial Term Loan (First Lien), 6/25/22

 2,093,191

 1,152,573

 3.49

 Kasima LLC, Term Loan, 5/17/21

 1,164,579

 1,425,000

 3.77

 Lions Gate Entertainment Corp., Term Loan (First Lien), 10/13/23

 1,437,469

 1,516,200

 3.31

 Live Nation Entertainment, Inc., Term B-2 Loan, 10/27/23

 1,530,414

 1,516,498

 3.27

 Regal Cinemas Corp., Refinancing Term Loan, 4/1/22

 1,531,256

 1,930,000

 3.52

 Seminole Hard Rock Entertainment, Inc., Term Loan, 5/14/20

 1,944,074

 500,000

 0.00

 Travel Leaders Group LLC, Term Loan, 1/19/24

 507,500

 2,371,495

 3.75

 WMG Acquisition Corp., Tranche C Term Loan, 11/1/23

 2,386,810

 $

 15,580,892

 Publishing - 0.5%

 1,956,495

 3.52

 MTL Publishing LLC, Term B-4 Loan, 8/20/22

 $

 1,969,717

 959,860

 0.00

 Quincy Media, Inc., Term Loan B, 10/19/22

 970,658

 1,150,000

 5.00

 Trader Corp., Term Loan (First Lien), 8/10/23

 1,165,812

 $

 4,106,187

 Total Media

 $

 65,086,887

 Retailing - 2.4%

 Department Stores - 0.2%

 1,644,877

 4.25

 Neiman Marcus Group, Ltd. LLC, Other Term Loan, 10/25/20

 $

 1,370,731

 Apparel Retail - 0.2%

 656,682

 4.25

 Hudson's Bay Co., Initial Term Loan, 8/14/22

 $

 648,063

 1,243,272

 4.50

 The Men's Wearhouse, Inc., Tranche B Term Loan, 4/16/21

 1,228,767

 $

 1,876,830

 Computer & Electronics Retail - 0.0%+

 62,363

 4.96

 Targus Group International, Inc., Tranche A-2 Term Loan, 15.0% (15.0% PIK 0% cash), 12/31/19 (g)

 $

 60,181

 187,091

 4.96

 Targus Group International, Inc., Tranche A-2/B Term Loan, 14.0% (15.0% PIK 0% cash), 12/31/19 (g)

 144,996

 $

 205,177

 Home Improvement Retail - 0.4%

 3,324,726

 4.50

 Apex Tool Group LLC, Term Loan, 2/1/20

 $

 3,268,621

 Specialty Stores - 0.7%

 1,980,000

 4.25

 Petco Animal Supplies, Inc., Term Loan B1, 1/26/23

 $

 1,956,179

 3,652,780

 4.00

 PetSmart, Inc., Tranche B-2 Loan, 3/10/22

 3,625,669

 $

 5,581,848

 Automotive Retail - 0.6%

 347,294

 3.50

 Avis Budget Car Rental LLC, Extended Tranche B Term Loan, 3/15/22

 $

 350,114

 205,577

 3.25

 Avis Budget Car Rental LLC, Tranche B Term Loan, 3/15/19

 205,816

 2,183,659

 3.75

 Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 10/28/23

 2,207,315

 1,790,978

 4.52

 CWGS Group LLC, Term Loan, 11/3/23

 1,806,649

 985,473

 3.53

 The Hertz Corp., Tranche B-1 Term Loan, 6/30/23

 988,938

 $

 5,558,832

 Homefurnishing Retail - 0.3%

 2,611,909

 4.50

 Serta Simmons Bedding LLC, Term Loan (First Lien), 10/21/23

 $

 2,613,541

 Total Retailing

 $

 20,475,580

 Food & Staples Retailing - 1.5%

 Drug Retail - 0.1%

 1,182,500

 4.00

 Hearthside Group Holdings LLC, 2017 Replacement Term Loan, 6/2/21

 $

 1,194,325

 Food Distributors - 0.8%

 706,740

 4.00

 AdvancePierre Foods, Inc., Effective Date Loan, 5/18/23

 $

 716,193

 1,338,463

 4.75

 Clearwater Seafoods LP, Term Loan B 2013, 6/26/19

 1,344,109

 3,285,521

 5.00

 CSM Bakery Solutions LLC, Term Loan (First Lien), 7/3/20

 3,031,922

 1,705,810

 4.25

 Del Monte Foods Consumer Products, Inc., Term Loan (First Lien), 11/26/20

 1,545,179

 $

 6,637,403

 Food Retail - 0.6%

 3,039,376

 4.06

 Albertsons LLC, 2016-1 Term B-6 Loan, 6/23/23

 $

 3,062,409

 1,691,364

 4.75

 Packers Holdings LLC, Initial Term Loan, 11/25/21

 1,716,734

 $

 4,779,143

 Total Food & Staples Retailing

 $

 12,610,871

 Food, Beverage & Tobacco - 2.4%

 Distillers & Vintners - 0.1%

 500,000

 4.75

 9941762 Canada, Inc. (aka Constellation Brands Canada, Inc.), Initial Tranche B-1 Term Loan (First Lien), 11/15/23

 $

 506,875

 Agricultural Products - 0.2%

 1,945,000

 3.28

 Darling International, Inc., Term B USD Loan, 12/19/20

 $

 1,977,822

 Packaged Foods & Meats - 2.1%

 748,125

 6.50

 Amplify Snack Brands, Inc., Term Loan, 8/24/23

 $

 736,436

 1,590,000

 5.25

 Chobani LLC, Closing Date Term Loan (First Lien), 9/30/23

 1,606,894

 2,253,639

 4.50

 CTI Foods Holding Co LLC, Term Loan (First Lien), 6/29/20

 2,219,835

 1,236,551

 4.60

 Dole Food Co, Inc., Tranche B Term Loan, 10/25/18

 1,244,279

 2,244,375

 6.50

 Give & Go Prepared Foods Corp., Term Loan (First Lien), 7/12/23

 2,257,466

 1,741,500

 3.75

 JBS USA LUX SA, Incremental Term Loan, 9/18/20

 1,745,854

 1,749,252

 3.75

 JBS USA LUX SA, Initial Term Loan, 5/25/18

 1,755,812

 913,200

 5.31

 Keurig Green Mountain, Inc., Term B USD Loan, 2/10/23

 928,149

 2,712,880

 3.28

 Pinnacle Foods Finance LLC, Tranche G Term Loan, 4/29/20

 2,726,930

 822,375

 3.28

 Pinnacle Foods Finance LLC, Tranche H Term Loan, 4/29/20

 826,058

 1,537,870

 4.94

 Shearer's Foods, LLC, Term Loan (First Lien), 6/19/21

 1,544,598

 $

 17,592,311

 Total Food, Beverage & Tobacco

 $

 20,077,008

 Household & Personal Products - 1.1%

 Household Products - 0.4%

 492,500

 3.31

 Energizer Spinco Inc., Term Loan (First Lien), 5/20/22

 $

 495,373

 1,625,625

 8.57

 Redbox Automated Retail LLC, Term Loan (First Lien), 9/28/21

 1,601,241

 1,130,939

 3.37

 Spectrum Brands, Inc., 2016 Replacement USD Term Loan, 6/23/22

 1,145,390

 $

 3,242,004

 Personal Products - 0.7%

 972,500

 4.25

 Atrium Innovations, Inc., Term Loan, 1/29/21

 $

 969,461

 250,000

 7.75

 Atrium Innovations, Inc., Tranche B Term Loan (Second Lien), 7/29/21

 249,375

 456,517

 4.23

 Party City Holdings, Inc., 2016 Replacement Term Loan, 8/19/22

 458,324

 2,558,588

 4.31

 Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23

 2,584,319

 1,973,163

 5.00

 The Nature's Bounty Co., Dollar Term B Loan, 4/27/23

 1,989,605

 $

 6,251,084

 Total Household & Personal Products

 $

 9,493,088

 Health Care Equipment & Services - 9.3%

 Health Care Equipment - 0.1%

 600,000

 3.28

 Convatec Healthcare, Term Loan (First Lien), 10/14/23

 $

 604,688

 Health Care Supplies - 1.3%

 1,496,203

 4.25

 Alere, Inc., B Term Loan, 6/11/22

 $

 1,499,008

 1,776,847

 5.25

 Greatbatch, Ltd., Term B Loan, 10/14/22

 1,789,507

 2,763,183

 3.53

 Halyard Health, Inc., Term Loan, 11/1/21

 2,787,941

 1,992,690

 5.00

 Kinetic Concepts, Inc., Dollar Term F Loan, 11/30/20

 1,998,502

 2,895,717

 4.25

 Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4/27/22

 2,911,970

 $

 10,986,928

 Health Care Services - 4.6%

 873,367

 5.50

 Aegis Toxicology Corp., Tranche B Term Loan (First Lien), 2/20/21

 $

 857,537

 1,005,945

 4.25

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 997,143

 389,643

 6.50

 Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21

 390,617

 1,160,405

 6.50

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 1,125,593

 696,243

 6.50

 BioScrip, Inc., Term Loan, 7/31/20

 675,356

 1,508,762

 4.00

 BSN Medical GmbH & Co. KG, Facility B1A, 8/28/19

 1,510,647

 2,141,501

 3.53

 DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21

 2,172,619

 3,892,549

 4.00

 Envision Healthcare Corp., Initial Term Loan, 11/17/23

 3,933,503

 1,645,875

 6.50

 Examworks Group Inc., Term Loan (First Lien), 6/17/23

 1,653,487

 999,657

 5.25

 Global Healthcare Exchange LLC, Term Loan (First Lien), 8/13/22

 1,007,154

 2,665,208

 6.00

 HC Group Holdings III, Inc., Initial Term Loan (First Lien), 3/25/22

 2,585,252

 1,550,000

 4.75

 Inventiv Healthcare Inc., Term Loan (First Lien), 9/29/23

 1,563,425

 1,977,324

 4.25

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21

 1,984,492

 1,528,556

 4.50

 National Surgical Hospitals, Inc., Term Loan (First Lien), 5/15/22

 1,533,332

 1,594,494

 6.50

 nThrive, Inc., Initial Term Loan (First Lien), 10/19/22

 1,615,421

 970,751

 4.75

 NVA Holdings, Inc., Term Loan (First Lien), 8/8/21

 977,425

 1,888,836

 4.25

 Pharmaceutical Product Development LLC, Initial Term Loan, 8/6/22

 1,904,182

 3,765,000

 0.00

 Team Health, Inc., 1st Lien Bridge Loan, 10/31/17

 3,765,000

 3,000,000

 3.75

 Team Health, Inc., New Tranche B Term Loan, 1/12/24

 3,000,000

 3,019,557

 3.78

 Team Health, Inc., New Tranche B Term Loan, 11/23/22

 3,024,748

 2,921,495

 5.25

 US Renal Care, Inc., Initial Term Loan (First Lien), 11/16/22

 2,763,734

 $

 39,040,667

 Health Care Facilities - 2.2%

 569,250

 3.78

 Acadia Healthcare Co, Inc., Tranche B-2 Term Loan, 1/27/23

 $

 574,231

 2,191,494

 5.51

 ATI Holdings Acquisition, Inc., Initial Term Loan (First Lien), 5/6/23

 2,212,953

 230,118

 4.18

 CHS, Incremental 2018 Term F Loan, 12/31/18

 227,449

 518,544

 3.75

 CHS, Incremental 2019 Term G Loan, 12/31/19

 493,752

 954,115

 4.00

 CHS, Incremental 2021 Term H Loan, 1/27/21

 904,620

 2,358,030

 4.00

 Concentra, Inc., Tranche B Term Loan (First Lien), 5/8/22

 2,372,768

 280,836

 3.53

 HCA, Inc., Tranche B-7 Term Loan, 2/5/24

 283,218

 1,994,805

 4.50

 IASIS Healthcare LLC, Term B-2 Loan, 5/3/18

 1,989,996

 3,348,689

 4.31

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 3,362,643

 1,958,759

 6.79

 Quorum Health Corp., Term Loan, 4/12/22

 1,942,844

 437,054

 6.02

 Select Medical Corp., Series E Tranche B Term Loan, 6/1/18

 445,249

 1,290,250

 6.01

 Select Medical Corp., Series F Tranche B Term Loan, 3/4/21

 1,303,959

 1,879,669

 5.00

 Vizient, Inc., Term B-2 Loan, 2/11/23

 1,906,298

 $

 18,019,980

 Managed Health Care - 0.2%

 205,184

 10.25

 MMM Holdings, Inc., Term Loan, 10/9/17 (d)

 $

 202,106

 149,168

 10.25

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (d)

 146,930

 1,990,000

 7.00

 Prospect Medical Holdings, Inc., Term Loan, 6/20/22

 1,985,025

 $

 2,334,061

 Health Care Technology - 0.7%

 3,549,573

 3.75

 Change Healthcare Holdings, Inc., Term B-2 Loan, 11/2/18

 $

 3,556,229

 1,025,000

 4.25

 Press Ganey Holdings, Inc., Initial Term Loan, 9/29/23

 1,029,484

 960,125

 3.52

 Quintiles IMS, Inc., Term B Dollar Loan, 3/17/21

 968,766

 $

 5,554,479

 Pharmaceuticals - 0.2%

 1,596,000

 4.75

 Genoa a QoL Healthcare Co LLC, Initial Term Loan (First Lien), 10/28/23

 $

 1,606,574

 Total Health Care Equipment & Services

 $

 78,147,377

 Pharmaceuticals, Biotechnology & Life Sciences - 3.2%

 Biotechnology - 0.5%

 3,148,294

 3.52

 Alkermes, Inc., 2021 Term Loan, 9/25/19

 $

 3,160,100

 629,007

 7.00

 Lantheus Medical Imaging, Inc., Initial Term Loan, 6/25/22

 629,636

 $

 3,789,736

 Pharmaceuticals - 2.2%

 1,353,391

 5.25

 Akorn, Inc., Term Loan B, 11/13/20

 $

 1,373,692

 1,832,744

 5.25

 Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21

 1,444,431

 2,067,000

 4.25

 DPx Holdings BV, 2015 Incremental Dollar Term Loan, 1/23/21

 2,083,149

 3,395,414

 3.81

 Endo Luxembourg Finance I Co Sarl, 2015 Incremental Term B Loan, 6/24/22

 3,394,470

 1,200,000

 2.25

 Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21

 1,208,106

 1,167,000

 3.72

 Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21

 1,173,461

 600,000

 5.50

 Horizon Pharma, Inc., Incremental Term B-1 Loan, 5/7/21

 606,750

 1,605,770

 3.50

 Mallinckrodt International Finance SA, Initial Term B Loan, 3/6/21

 1,603,262

 1,166,989

 3.50

 RPI Finance Trust, Term B-5 Term Loan, 10/5/22

 1,178,750

 1,231,025

 5.25

 Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19

 1,234,651

 1,915,543

 5.27

 Valeant Pharmaceuticals International, Inc., Series E-1 Tranche B Term Loan, 8/5/20

 1,921,529

 1,567,201

 5.53

 Valeant Pharmaceuticals, Series F-1,  3/11/22

 1,573,765

 $

 18,796,016

 Life Sciences Tools & Services - 0.5%

 2,570,112

 6.01

 Albany Molecular Research, Inc., Term Loan, 7/14/21

 $

 2,608,663

 1,829,819

 3.75

 Catalent Pharma Solutions, Dollar Term Loan, 5/20/21

 1,849,261

 $

 4,457,924

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 27,043,676

 Diversified Financials - 2.8%

 Other Diversified Financial Services - 1.5%

 728,696

 5.50

 4L Technologies Inc., Term Loan, 5/8/20

 $

 703,192

 1,572,300

 4.50

 Altisource Solutions Sarl, Term B Loan, 12/9/20

 1,538,888

 1,020,364

 3.78

 AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18

 1,024,191

 2,438,320

 4.75

 Builders FirstSource, Inc., Initial Term Loan, 7/31/22

 2,450,004

 673,724

 0.00

 Delos Finance Sarl, Loan, 10/6/23

 679,549

 2,413,758

 3.64

 Fly Funding II Sarl, Loan, 8/9/19

 2,434,879

 2,460,750

 5.50

 Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19

 2,406,921

 1,045,000

 6.00

 Ocwen Loan Servicing LLC, Restatement Effective Date Term Loan, 12/5/20

 1,057,627

 $

 12,295,251

 Specialized Finance - 0.6%

 1,488,636

 6.25

 DBRS, Ltd., Initial Term Loan, 2/25/22

 $

 1,384,432

 1,497,449

 3.03

 SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3/31/21

 1,502,362

 2,297,979

 3.52

 Trans Union LLC, 2016 Incremental Term B-2 Commitment, 4/9/21

 2,311,110

 $

 5,197,904

 Asset Management & Custody Banks - 0.2%

 1,863,768

 4.75

 Vistra Group Ltd., Term Loan (First Lien), 7/21/22

 $

 1,876,969

 Investment Banking & Brokerage - 0.5%

 1,955,242

 4.75

 Duff & Phelps Corp., Initial Term Loan, 4/23/20

 $

 1,969,296

 1,988,751

 3.53

 Guggenheim Partners Investment Management Holdings LLC, Term B Loan, 7/22/23

 2,006,153

 $

 3,975,449

 Total Diversified Financials

 $

 23,345,573

 Insurance - 1.2%

 Insurance Brokers - 0.2%

 502,557

 4.50

 NFP Corp., Term B Loan, 12/9/23

 $

 509,571

 1,523,448

 4.25

 USI Insurance Services LLC, Term B Loan, 12/30/19

 1,529,796

 $

 2,039,367

 Life & Health Insurance - 0.2%

 1,237,856

 6.78

 Integro, Ltd., Initial Term Loan (First Lien), 10/9/22

 $

 1,231,667

 Multi-line Insurance - 0.2%

 1,809,689

 4.75

 Alliant Holdings Intermediate LLC, Initial Term Loan, 7/28/22

 $

 1,819,680

 Property & Casualty Insurance - 0.6%

 1,500,000

 5.75

 Acrisure LLC, Term B Loan, (First Lien), 11/3/23

 $

 1,523,438

 800,000

 0.00

 AmWINS Group, Inc., Term Loan (First Lien), 1/25/24

 804,625

 2,326,841

 5.75

 Confie Seguros Holding II Co., Term B Loan, 4/13/22

 2,346,475

 $

 4,674,538

 Total Insurance

 $

 9,765,252

 Real Estate - 1.0%

 Diversified REIT - 0.1%

 798,000

 3.78

 ESH Hospitality, Inc., Initial Term Loan, 8/17/23

 $

 804,413

 Hotel & Resort REIT - 0.3%

 2,714,488

 3.52

 MGM Growth Properties Operating Partnership LP, Term B Loan, 4/7/23

 $

 2,736,543

 Retail REIT - 0.3%

 2,843,985

 4.28

 DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21

 $

 2,862,351

 Specialized REIT - 0.3%

 2,098,760

 5.00

 Communications Sales & Leasing, Inc., Term Loan, 10/16/22

 $

 2,123,935

 Total Real Estate

 $

 8,527,242

 Software & Services - 6.0%

 Internet Software & Services - 0.7%

 1,488,061

 4.20

 Match Group, Inc., Term B-1 Loan, 10/27/22

 $

 1,517,822

 3,025,000

 4.50

 Rackspace Hosting, Inc., Term B Loan (First Lien), 10/26/23

 3,061,158

 531,905

 3.50

 Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Acquisition Term Loan, 1/13/24

 537,556

 1,104,725

 3.50

 Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Refinancing B-2 Term Loan, 1/13/24

 1,116,462

 $

 6,232,998

 IT Consulting & Other Services - 1.9%

 665,089

 5.50

 Booz Allen Hamilton, Inc., New Refinancing Tranche B Term Loan, 7/7/23

 $

 670,659

 2,355,982

 3.25

 CDW LLC, Term Loan, 8/16/23

 2,373,815

 1,950,000

 5.75

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 1,778,400

 1,000,000

 5.50

 Globallogic Holdings, Inc., Closing Date Term Loan, 6/15/22

 1,016,875

 775,000

 5.00

 Kronos, Inc., Initial Term Loan (First Lien), 10/20/23

 783,939

 1,313,210

 3.24

 NXP BV, Term Loan (First Lien), 12/7/20

 1,321,144

 268,755

 3.00

 NXP BV, Tranche E Loan, 3/4/17

 269,119

 76,316

 4.70

 Oberthur Technologies Holding S.A.S. (f.k.a. OT Frenchco 1 SAS) Facility B1 (USD), 12/15/23

 77,079

 123,684

 0.50

 Oberthur Technologies Holding S.A.S. (f.k.a. OT Frenchco 1 SAS) Facility B2 (USD), 12/15/23

 124,921

 2,145,256

 4.50

 PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21

 2,150,619

 2,596,000

 5.25

 Rocket Software, Inc., Term Loan (First Lien), 10/11/23

 2,623,814

 615,008

 3.44

 Science Applications International Corp., Tranche B Incremental Loan, 4/21/22

 619,748

 989,975

 6.56

 Sitel Worldwide Corp., Term Loan (First Lien), 8/21/21

 988,429

 942,500

 7.00

 TaxAct, Inc., Initial Term Loan, 12/31/22

 956,638

 $

 15,755,199

 Data Processing & Outsourced Services - 0.8%

 246,250

 3.81

 Black Knight InfoServ LLC, Term B Loan, 5/7/22

 $

 248,863

 1,300,388

 3.78

 First Data Corp., 2021C New Dollar Term Loan, 3/24/21

 1,317,004

 2,699,715

 3.78

 First Data Corp., 2022C New Dollar Term Loan, 7/10/22

 2,720,686

 130,000

 3.28

 Global Payments, Inc., Term B Loan, 4/22/23

 131,625

 1,243,750

 4.28

 WEX, Inc., Term B Loan, 6/24/23

 1,261,726

 1,000,000

 6.25

 Xerox Business Services LLC, Term B Loan, 11/18/23

 1,018,750

 $

 6,698,654

 Application Software - 1.8%

 1,515,138

 4.00

 Applied Systems, Inc., Initial Term Loan (First Lien), 1/15/21

 $

 1,528,395

 2,443,875

 6.25

 DTI HoldCo, Inc., Term Loan (First Lien), 9/23/23

 2,430,637

 2,176,060

 3.75

 Infor., Tranche B-5 Term Loan (First Lien), 6/3/20

 2,174,550

 1,145,930

 4.79

 MA FinanceCo LLC, Initial Tranche B-2 Term Loan, 11/20/21

 1,159,231

 407,675

 4.79

 MA FinanceCo LLC, Initial Tranche C Term Loan, 11/20/19

 412,043

 825,000

 7.00

 Quest Software US Holdings, Inc., Initial Term Loan (First Lien), 9/27/22

 837,684

 2,118,115

 6.25

 STG-Fairway Acquisitions, Inc., Term Loan (First Lien), 6/30/22

 2,067,810

 2,500,000

 2.75

 Synchronoss Technologies, Inc., Initial Term Loan, 1/19/24

 2,513,542

 1,719,397

 3.58

 Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19

 1,733,582

 $

 14,857,474

 Systems Software - 0.7%

 2,800,088

 4.00

 EZE Software Group LLC, Term B-1 Loan, 4/6/20

 $

 2,807,088

 625,000

 0.00

 LANDesk Group, Inc.,Term Loan (First Lien), 1/23/24

 630,781

 487,500

 5.00

 MSC Software Corp., Initial Term Loan (First Lien), 5/28/20

 488,719

 2,046,370

 5.00

 Sybil Software LLC, Initial Dollar Term Loan, 8/3/22

 2,078,985

 $

 6,005,573

 Home Entertainment Software - 0.1%

 1,150,000

 4.96

 Genesys Telecommunications Laboratories, Inc., Tranche B-1 Dollar Term Loan, 12/1/23

 $

 1,164,614

 Total Software & Services

 $

 50,714,512

 Technology Hardware & Equipment - 1.3%

 Communications Equipment - 0.2%

 403,549

 4.28

 Ciena Corp., 2016 Term Loan, 4/25/21

 $

 404,558

 925,526

 3.78

 Ciena Corp., Term Loan, 7/15/19

 927,840

 223,186

 3.34

 CommScope, Inc., Tranche 4 Term Loan, 1/14/18

 224,230

 345,625

 3.28

 CommScope, Inc., Tranche 5 Term Loan (2015), 12/29/22

 349,657

 $

 1,906,285

 Computer Hardware - 0.3%

 1,993,750

 5.31

 Diebold Nixdorf, Inc., Dollar Term B Loan, 3/18/23

 $

 2,024,902

 796,000

 4.53

 Western Digital Corp., U.S. Term B-1 Loan, 4/29/23

 806,448

 $

 2,831,350

 Electronic Equipment Manufacturers - 0.3%

 2,149,356

 3.45

 Zebra Technologies Corp., Refinancing Term Loan, 12/27/21

 $

 2,170,658

 Electronic Components - 0.3%

 328,319

 3.75

 Generac Power Systems, Inc., 2016 New Term Loan, 10/28/23

 $

 332,012

 1,885,606

 5.75

 Mirion Technologies Finance LLC, Initial Term Loan (First Lien), 1/26/22

 1,888,749

 $

 2,220,761

 Technology Distributors - 0.2%

 120,711

 4.03

 SS&C European Holdings SARL, Term B-2 Loan, 6/29/22

 $

 122,182

 1,257,838

 4.03

 SS&C Technologies, Inc., Term B-1 Loan, 6/29/22

 1,273,169

 $

 1,395,351

 Total Technology Hardware & Equipment

 $

 10,524,405

 Semiconductors & Semiconductor Equipment - 1.2%

 Semiconductor Equipment - 0.3%

 833,726

 3.53

 Emtegris, Inc., Term Loan B, 3/25/21

 $

 840,327

 803,339

 3.53

 MKS Instruments, Inc., Tranche B-2 Term Loan, 4/29/23

 812,712

 454,966

 3.25

 Sensata Technologies BV, Sixth Amendment Term Loan, 10/14/21

 458,769

 498,750

 3.50

 Versum Materials, Inc., Term Loan, 9/21/23

 503,530

 $

 2,615,338

 Semiconductors - 0.9%

 1,979,847

 4.52

 M/A-COM Technology, Initial Term Loan, 5/7/21

 $

 2,012,019

 1,938,547

 4.53

 Micron Technology, Inc., Term Loan, 4/26/22

 1,969,240

 315,989

 3.02

 Microsemi Corp., Closing Date Term B Loan, 12/17/22

 318,613

 2,668,313

 4.03

 On Semiconductor Corp., Term Loan (First Lien), 3/31/23

 2,699,257

 $

 6,999,129

 Total Semiconductors & Semiconductor Equipment

 $

 9,614,467

 Telecommunication Services - 1.6%

 Integrated Telecommunication Services - 1.1%

 1,637,481

 4.00

 Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20

 $

 1,645,499

 597,632

 4.96

 GCI Holdings, Inc., New Term B Loan (2016), 2/2/22

 599,749

 1,500,000

 0.00

 Level 3 Financing, Inc., Tranche B-II 2022 Term Loan, 5/31/22

 1,513,906

 3,200,000

 5.53

 Sable International Finance, Ltd., 1st Lien Term Loan B1, 12/2/22

 3,238,333

 168,096

 4.75

 Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20

 168,376

 967,757

 3.52

 Windstream Services LLC, Tranche B-5 Term Loan, 8/8/19

 970,327

 784,085

 4.78

 Windstream Services LLC, Tranche B-6 Term Loan (2016), 9/30/21

 794,082

 $

 8,930,272

 Wireless Telecommunication Services - 0.5%

 2,373,698

 3.78

 Altice US Finance I Corp., 2016 Refinancing Term Loan, 10/25/24

 $

 2,404,853

 1,091,750

 5.29

 SFR Group SA, USD TLB-7 Loan, 1/31/24

 1,103,350

 1,045,876

 3.52

 Virgin Media Bristol LLC, I Facility, 1/31/25

 1,053,720

 $

 4,561,923

 Total Telecommunication Services

 $

 13,492,195

 Utilities - 2.7%

 Electric Utilities - 1.5%

 2,515,765

 6.00

 APLP Holdings LP, Term Loan, 4/12/23

 $

 2,537,778

 2,557,250

 3.02

 Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20

 2,563,111

 2,250,000

 6.00

 Talen Energy Supply LLC, Term Loan (First Lien), 10/18/23

 2,283,399

 1,000,000

 4.03

 The Dayton Power & Light Co., Loan, 8/18/22

 1,015,625

 2,281,847

 5.00

 TPF II Power, LLC, Term Loan, 10/2/21

 2,309,891

 311,829

 5.00

 Vistra Operations Co LLC, Initial Term C Loan, 8/4/23

 313,427

 1,367,251

 5.00

 Vistra Operations Co LLC, Initial Term Loan, 8/4/23

 1,374,258

 $

 12,397,489

 Multi-Utilities - 0.1%

 954,154

 5.25

 EFS Cogen Holdings I LLC, Term B Advance, 6/28/23

 $

 965,127

 Water Utilities - 0.3%

 2,268,528

 4.75

 WTG Holdings III Corp., Term Loan (First Lien), 12/12/20

 $

 2,286,960

 $

 2,286,960

 Independent Power Producers & Energy Traders - 0.8%

 1,374,075

 3.75

 Calpine Corp., Term Loan, 5/28/22

 $

 1,381,804

 500,000

 0.00

 Dynegy, Inc., Term Loan C, 6/27/23

 504,509

 1,000,000

 5.00

 Dynegy, Inc., Term Loan, 6/27/23

 1,009,018

 380,058

 4.00

 Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20

 382,275

 2,017,803

 3.02

 NRG Energy, Inc., Term Loan, 6/30/23

 2,026,623

 920,765

 5.50

 TerraForm AP Acquisition Holdings LLC, Term Loan, 6/26/22

 929,972

 $

 6,234,201

 Total Utilities

 $

 21,883,777

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $670,634,646)

 $

 674,166,534

 PREFERRED STOCK - 0.0%+

 Diversified Financials - 0.0%+

 Consumer Finance - 0.0%+

 10,902

 6.41

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 280,181

 TOTAL PREFERRED STOCK

 (Cost $286,178)

 $

 280,181

 Shares

 COMMON STOCKS - 0.1%

 Commercial Services & Supplies - 0.0%+

 Diversified Support Services - 0.0%+

 32

 IAP Worldwide Services, Inc.

 $

 42,996

 Total Commercial Services & Supplies

 $

 42,996

 Consumer Services - 0.1%

 Education Services - 0.1%

 26,266

 Cengage Learning Holdings II, Inc.

 $

 328,325

 Total Consumer Services

 $

 328,325

 Retailing - 0.0%+

 Computer & Electronics Retail - 0.0%+

 54,675

 Targus Cayman SubCo., Ltd.

 $

 53,035

 Total Retailing

 $

 53,035

 TOTAL COMMON STOCKS

 (Cost $1,219,826)

 $

 424,356

 Principal Amount ($)

 ASSET BACKED SECURITIES - 0.4%

 Banks - 0.4%

 Thrifts & Mortgage Finance - 0.4%

 1,000,000

 4.07

 Home Partners of America 2016-1 Trust, Floating Rate Note, 3/18/33 (144A)

 $

 1,009,538

 1,500,000

 4.55

 Home Partners of America 2016-2 Trust, Floating Rate Note, 10/17/33 (144A)

 1,503,166

 813,000

 13.66

 Kabbage Funding 2014-1 Resecuritization Trust, Floating Rate Note, 3/8/18 (144A)

 810,416

 $

 3,323,120

 Total Banks

 $

 3,323,120

 TOTAL ASSET BACKED SECURITIES

 (Cost $3,273,534)

 $

 3,323,120

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%

 Banks - 1.2%

 Thrifts & Mortgage Finance - 1.2%

 1,000,000

 4.47

 Avery Point II CLO, Ltd., Floating Rate Note, 7/17/25 (144A)

 $

 981,262

 1,000,000

 2.72

 BHMS 2014-ATLS Mortgage Trust REMICS, Floating Rate Note, 7/8/33 (144A)

 983,513

 700,000

 4.78

 Carlyle US CLO 2016-4, Ltd., Floating Rate Note, 10/20/27 (144A)

 684,877

 1,000,000

 3.27

 CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)

 996,244

 1,000,000

 4.07

 Citigroup Commercial Mortgage Trust 2015-SHP2, Floating Rate Note, 7/15/27 (144A)

 1,006,473

 1,400,000

 4.77

 COMM 2014-FL5 Mortgage Trust REMICS, Floating Rate Note, 10/15/31 (144A)

 1,291,416

 1,500,000

 4.22

 EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)

 1,482,525

 347,927

 2.28

 FORT CRE 2016-1 LLC, Floating Rate Note, 5/21/36 (144A)

 347,927

 2,000,000

 4.67

 GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)

 2,001,936

 $

 9,776,173

 Total Banks

 $

 9,776,173

 Diversified Financials - 0.0%+

 Other Diversified Financial Services - 0.0%+

 268,679

 4.78

 Velocity Commercial Capital Loan Trust 2011-1, Floating Rate Note, 8/25/40 (144A)

 $

 282,621

 Total Diversified Financials

 $

 282,621

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $9,915,024)

 $

 10,058,794

 CORPORATE BONDS - 6.6%

 Energy - 0.5%

 Oil & Gas Exploration & Production - 0.3%

 1,000,000

 Gulfport Energy Corp., 6.625%, 5/1/23

 $

 1,045,000

 1,000,000

 Oasis Petroleum, Inc., 6.875%, 3/15/22

 1,025,000

 800,000

 WPX Energy, Inc., 7.5%, 8/1/20

 868,000

 $

 2,938,000

 Oil & Gas Storage & Transportation - 0.2%

 1,405,000

 NuStar Logistics LP, 6.75%, 2/1/21

 $

 1,520,912

 Total Energy

 $

 4,458,912

 Materials - 0.5%

 Commodity Chemicals - 0.1%

 610,000

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 $

 608,475

 Specialty Chemicals - 0.1%

 900,000

 INEOS Group Holdings SA, 5.875%, 2/15/19 (144A)

 $

 914,625

 Metal & Glass Containers - 0.3%

 1,000,000

 Ardagh Group, 3.876%, 5/15/21

 $

 1,026,250

 1,150,000

 4.52

 Reynolds Group Issuer, Inc., Floating Rate Note, 7/15/21 (144A)

 1,183,062

 $

 2,209,312

 Aluminum - 0.0%+

 350,000

 Constellium NV, 7.875%, 4/1/21 (144A)

 $

 375,812

 Paper Products - 0.0%+

 420,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 $

 366,450

 Total Materials

 $

 4,474,674

 Capital Goods - 0.1%

 Construction & Engineering - 0.1%

 750,000

 MasTec, Inc., 4.875%, 3/15/23

 $

 741,562

 Total Capital Goods

 $

 741,562

 Transportation - 0.1%

 Airlines - 0.1%

 500,000

 Air Canada 2013-1 Class C Pass Through Trust, 6.625%, 5/15/18 (144A)

 $

 518,750

 Total Transportation

 $

 518,750

 Automobiles & Components - 0.1%

 Auto Parts & Equipment - 0.1%

 1,000,000

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 $

 1,002,500

 Total Automobiles & Components

 $

 1,002,500

 Media - 0.0%+

 Advertising - 0.0%+

 370,000

 MDC Partners, Inc., 6.5%, 5/1/24 (144A)

 $

 321,900

 Total Media

 $

 321,900

 Retailing - 0.4%

 Internet Retail - 0.4%

 1,500,000

 Expedia, Inc., 4.5%, 8/15/24

 $

 1,528,904

 1,500,000

 The Priceline Group, Inc., 3.6%, 6/1/26

 1,499,626

 $

 3,028,530

 Total Retailing

 $

 3,028,530

 Food, Beverage & Tobacco - 0.1%

 Distillers & Vintners - 0.1%

 1,000,000

 Pernod Ricard SA, 3.25%, 6/8/26 (144A)

 $

 961,460

 Total Food, Beverage & Tobacco

 $

 961,460

 Health Care Equipment & Services - 0.8%

 Health Care Services - 0.1%

 510,000

 RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)

 $

 526,575

 Health Care Facilities - 0.5%

 302,000

 CHS, 5.125%, 8/15/18

 $

 302,944

 1,500,000

 CHS, 6.875%, 2/1/22

 1,091,250

 2,000,000

 HCA, Inc., 5.375%, 2/1/25

 2,040,000

 1,000,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 992,500

 $

 4,426,694

 Managed Health Care - 0.2%

 1,000,000

 Centene Corp., 5.625%, 2/15/21

 $

 1,049,800

 1,000,000

 Molina Healthcare, Inc., 5.375%, 11/15/22

 1,032,500

 $

 2,082,300

 Total Health Care Equipment & Services

 $

 7,035,569

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Pharmaceuticals - 0.2%

 1,500,000

 Endo Finance LLC, 5.75%, 1/15/22 (144A)

 $

 1,306,875

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,306,875

 Banks - 0.5%

 Diversified Banks - 0.5%

 1,000,000

 6.30

 Bank of America Corp., Floating Rate Note, 12/31/49 (Perpetual)

 $

 1,070,000

 1,550,000

 7.62

 BNP Paribas SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 1,627,500

 180,000

 6.25

 Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)

 190,125

 1,000,000

 5.90

 Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)

 1,034,500

 $

 3,922,125

 Total Banks

 $

 3,922,125

 Diversified Financials - 0.4%

 Specialized Finance - 0.1%

 615,000

 Nationstar Mortgage LLC, 6.5%, 8/1/18

 $

 624,225

 Consumer Finance - 0.1%

 1,000,000

 5.55

 Capital One Financial Corp., Floating Rate Note, 12/31/49 (Perpetual)

 $

 1,019,880

 Investment Banking & Brokerage - 0.2%

 1,500,000

 2.70

 The Goldman Sachs Group, Inc., Floating Rate Note, 2/25/21

 $

 1,547,272

 Total Diversified Financials

 $

 3,191,377

 Insurance - 1.7%

 Reinsurance - 1.7%

 500,000

 6.11

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 $

 519,250

 500,000

 4.19

 Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 507,900

 600,000

 Berwick 2016-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/18 (e)(f)

 78,780

 250,000

 7.06

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 251,825

 600,000

 Carnosutie 2016-N,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/20 (e)(f)

 71,820

 600,000

 Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (e)(f)

 600,600

 250,000

 4.48

 Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)

 250,625

 850,000

 7.30

 Everglades Re, Ltd., Floating Rate Note, 4/28/17 (Cat Bond) (144A)

 859,435

 300,000

 N/A

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 300,630

 300,000

 N/A

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 300,720

 400,000

 N/A

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 399,840

 600,000

 N/A

 Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 601,080

 300,000

 N/A

 Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 300,570

 250,000

 N/A

 Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 249,675

 350,000

 Gleneagles Segregated Account (Artex SAC Ltd), Variable Rate Notes, 11/30/20 (e)(f)

 58,870

 600,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/20 (e)(f)

 57,000

 600,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (e)(f)

 602,640

 500,000

 6.75

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 513,150

 250,000

 9.25

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 257,250

 650,000

 5.24

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 658,580

 250,000

 Limestone Re, Ltd., 8/31/21 (Cat Bond) (c)

 249,500

 250,000

 Madison Re, Variable Rate Notes, 3/31/19 (e)(f)

 263,300

 600,000

 Pangaea Re, Variable Rate Notes, 11/30/21 (e)(f)

 605,880

 600,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (e)(f)

 77,460

 500,000

 4.81

 PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)

 505,650

 700,000

 Pinehurst Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (e)(f)

 663,390

 250,000

 Port Rush Re, Variable Rate Notes, 6/15/17 (e)(f)

 57,075

 250,000

 6.02

 Queen Street IX Re DAC, Floating Rate Note, 6/8/17 (Cat Bond) (144A)

 250,300

 250,000

 9.75

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 253,975

 250,000

 7.42

 Residential Reinsurance 2015, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 258,975

 350,000

 0.00

 Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/23 (Cat Bond) (144A)

 341,110

 500,000

 4.50

 Resilience Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond)

 500,000

 350,000

 0.00

 Resilience Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond)

 350,875

 300,000

 0.00

 Resilience Re, Ltd., Floating Rate Note, 6/12/17 (Cat Bond)

 299,040

 500,000

 4.00

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 499,650

 500,000

 3.97

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 502,400

 600,000

 St Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/19 (e)(f)

 603,960

 600,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variance Rate Notes, 2/1/18 (e)(f)

 99,360

 500,000

 Sunningdale Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (e)(f)

 449,400

 $

 14,271,540

 Total Insurance

 $

 14,271,540

 Software & Services - 0.2%

 Internet Software & Services - 0.2%

 1,295,000

 j2 Cloud Services, Inc., 8.0%, 8/1/20

 $

 1,350,038

 Total Software & Services

 $

 1,350,038

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductors - 0.1%

 750,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 $

 751,875

 Total Semiconductors & Semiconductor Equipment

 $

 751,875

 Telecommunication Services - 0.6%

 Integrated Telecommunication Services - 0.6%

 2,500,000

 CenturyLink, Inc., 6.45%, 6/15/21

 $

 2,656,250

 2,100,000

 Frontier Communications Corp., 8.5%, 4/15/20

 2,237,760

 $

 4,894,010

 Wireless Telecommunication Services - 0.0%+

 500,000

 Intelsat Jackson Holdings SA, 8.0%, 2/15/24 (144A)

 $

 518,750

 Total Telecommunication Services

 $

 5,412,760

 Utilities - 0.3%

 Gas Utilities - 0.0%+

 250,000

 Ferrellgas LP, 6.5%, 5/1/21

 $

 251,875

 Independent Power Producers & Energy Traders - 0.3%

 1,650,000

 NRG Energy, Inc., 6.25%, 7/15/22

 $

 1,699,500

 375,000

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 385,875

 $

 2,085,375

 Total Utilities

 $

 2,337,250

 TOTAL CORPORATE BONDS

 (Cost $53,580,284)

 $

 55,087,697

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.1%

 12,000,000

 U.S. Treasury Bills, 2/9/17 (c)

 $

 11,998,740

 8,200,000

 0.67

 U.S. Treasury Note, Floating Rate Note, 10/31/17

 8,209,291

 15,000,000

 0.78

 U.S. Treasury Note, Floating Rate Note, 1/31/18

 15,036,075

 32,815,000

 0.70

 U.S. Treasury Note, Floating Rate Note, 4/30/18

 32,868,326

 $

 68,112,432

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $68,070,794)

 $

 68,112,432

 MUNICIPAL BONDS - 0.5%

 Municipal Medical - 0.5%

 3,825,000

 0.62

 Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41

 $

 3,825,000

 695,000

 0.62

 Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41

 695,000

 $

 4,520,000

 TOTAL MUNICIPAL BONDS

 (Cost $4,520,000)

 $

 4,520,000

 Shares

 MUTUAL FUNDS - 1.1%

 100,000

 BlackRock Floating Rate Income Strategies Fund, Inc.

 $

 1,461,000

 100,000

 Eaton Vance Floating-Rate Income Trust

 1,519,000

 100,000

 First Trust Senior Floating Rate Income Fund II

 1,388,000

 100,000

 Invesco Senior Income Trust

 463,000

 36,000

 iShares iBoxx $ High Yield Corporate Bond ETF

 3,144,240

 50,000

 PowerShares Senior Loan Portfolio

 1,165,000

 $

 9,140,240

 TOTAL MUTUAL FUNDS

 (Cost $8,864,754)

 $

 9,140,240

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 2.0%

 Repurchase Agreement - 0.6%

 5,000,000

 $5,000,000 ScotiaBank, 0.55%, dated 1/31/17 plus accrued interest on 2/1/17 collateralized by $5,100,078 Federal National Mortgagte Association, 3.0-3.5%,

 8/1/33-8/1/42

 $

 5,000,000

 Commercial Paper - 1.4%

 6,090,000

 Natixis NY, Commercial Paper, 2/1/17

 $

 6,089,906

 2,090,000

 Prudential Funding Corp., Commercial Paper, 2/1/17

 2,089,963

 2,090,000

 Societe Generale SA, Commercial Paper, 2/1/17

 2,089,968

 1,790,000

 1.26

 Sumitomo Mitsui, Floating Rate Note, 11/1/16

 1,791,211

 $

 12,061,048

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $17,060,000)

 $

 17,061,048

 TOTAL INVESTMENT IN SECURITIES - 100.5%

 (Cost $837,425,030) (a)

 $

 842,174,402

 OTHER ASSETS & LIABILITIES - (0.5)%

 $

 (4,394,003)

 TOTAL NET ASSETS - 100.0%

 $

 837,787,554

 +

 Amount rounds to less than 0.1%.

 (Cat Bond)

 Catastrophe or event-linked bond. At January 31, 2017, the value of these securities amounted to $10,585,965 or 1.3% of total net assets.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2017, the value of these securities amounted to $33,994,790 or 4.1% of total net assets.

 REIT

 Real Estate Investment Trust.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (Perpetual)

 Security with no stated maturity date.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At January 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $837,425,030 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

        10,121,207

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

        (5,371,835)

 Net unrealized appreciation

 $

         4,749,372

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 Security is in default.

 (e)

 Structured reinsurance investment. At January 31, 2017, the value of these securities amounted to $3,685,575 or 0.4% of total net assets.

 (f)

 Rate to be determined.

 (g)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Exchange

 Obligation Entity/Index

 Coupon

 Credit

 Rating (2)

 Expiration Date

 Premiums Paid (Received)

 Unrealized Appreciation/ (Depreciation)

           1,347,500

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

 5.00%

 B+

 6/20/20

  $           81,115

  $           22,286

           3,000,000

 Chicago Mercantile Exchange

 Markit CDX North America Investment Grade Index

 1.00%

 BBB+

 12/20/20

               (6,531)

               55,471

           7,450,000

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

 5.00%

 B+

 12/20/21

             469,742

                  (377)

           1,514,700

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

 5.00%

 B+

 12/20/20

              (14,405)

             117,821

  $        529,921

  $       195,201

         (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

         (2)

 Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of January 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

$
280,181

$
-

$
-

$
280,181

 Common Stocks

   Retailing

     Computer & Electronics Retail

-

-

53,035

53,035

   All Other Common Stocks

-

371,321

-

371,321

 Asset Backed Securities

-

3,323,120

-

3,323,120

 Collateralized Mortgage Obligations

-

10,058,794

-

10,058,794

 Corporate Bonds

   Insurance

     Reinsurance

-

8,582,590

5,688,950

14,271,540

   All Other Corporate Bonds

-

40,816,157

-

40,816,157

 U.S. Government and Agency Obligations

-

68,112,432

-

68,112,432

 Senior Floating Rate Loan Interests

-

674,166,534

-

674,166,534

 Municipal Bonds

-

4,520,000

-

4,520,000

 Mutual Funds

9,140,240

-

-

9,140,240

 Repurchase Agreement

-

5,000,000

-

5,000,000

 Commercial Paper

-

12,061,048

-

12,061,048

 Total

$
9,420,421

$
827,011,996

$
5,741,985

$
842,174,402

 Other Financial Instruments

 Level 1

 Level 2

 Level 3

 Total

 Unrealized appreciation on centrally cleared credit default swap contracts

$
-

$
195,578

$
-

$
195,578

 Unrealized depreciation on centrally cleared credit default swap contracts

-

(377
)

-

(377
)

 Total Other Financial Instruments

$
-

$
195,201

$
-

$
195,201

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Common

 Stocks

 Corporate Bonds

 Total

 Balance as of 10/31/16

$
53,035

$
5,041,215

$
5,094,250

 Realized gain (loss)

-

-

-

 Change in unrealized appreciation (depreciation)1

-

181,775

181,775

 Purchases

-

4,257,418

4,257,418

 Sales

-

(3,791,458
)

(3,791,458
)

 Changes between Level 3

-

-

-

 Transfers in and out of Level 3 categories*

-

-

-

 Balance as of 1/31/17

$
53,035

$
5,688,950

$
5,741,985

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values. During the period ended January 31, 2017, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 1/31/17

$
121,896

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust VI By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 3, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 3, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date April 3, 2017 * Print the name and title of each signing officer under his or her signature.